Provisions for Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Provisions for Retirement Benefit Obligations
Schedule of assumptions used to measure Retirement Benefit Obligations

	As of December 31,
Variables	2018		2019		2020
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2%		2%		2%
Discount rate	1.60%		0.70%		0.35%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Retirement benefit obligations	1,029	1,127	1,385
Obligation	1,029	1,127	1,385

Schedule of change in the provision recorded in respect of defined benefit schemes

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Provision at beginning of period	(866)	(1,029)	(1,127)
Expense for the period	(194)	(1)	(209)
Actuarial gains or losses recognized in other comprehensive income	31	(96)	(49)
Provision at end of period	(1,029)	(1,127)	(1,385)

Schedule of expense recognized in the statement of income (loss)

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Service cost for the period	(192)	(195)	(202)
Interest cost for the period	(11)	(16)	(8)
Plan curtailments and modifications	—	157	—
Benefits for the period	9	53	—
Total	(194)	(1)	(209)

Schedule of actuarial gains and losses recognized in comprehensive income

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Demographic changes	(14)	32	14
Changes in actuarial assumptions	45	(129)	(63)
Total	31	(96)	(49)

Schedule of sensitivity analysis

In thousands
December 31, 2018	of euros
Benefit obligation at December 31, 2018 at 1.35%	1,067
Benefit obligation at December 31, 2018 at 1.60%	1,029
Benefit obligation at December 31, 2018 at 1.85%	994

In thousands
December 31, 2019	of euros
Benefit obligation at December 31, 2019 at 0,45%	1,168
Benefit obligation at December 31, 2019 at 0,70%	1,127
Benefit obligation at December 31, 2019 at 0,95%	1,088

In thousands
December 31, 2020	of euros
Benefit obligation at December 31, 2020 at 0,10%	1,433
Benefit obligation at December 31, 2020 at 0,35%	1,385
Benefit obligation at December 31, 2020 at 0,60%	1,340